Insurance Claim Reserves (details) - Prior Year Reserve Development by Segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for claims and claim adjustment expense
Net favorable (unfavorable) prior year reserve development impacting the Company's results of operations	$ 771	$ 941	$ 941
Business Insurance [Member]
Liability for claims and claim adjustment expense
Net favorable (unfavorable) prior year reserve development impacting the Company's results of operations	424	332	347
Increase to net favorable prior year reserve development related to workers' compensation reinsurance pool for accident years 1996 and prior			162
Bond & Specialty Insurance [Member]
Liability for claims and claim adjustment expense
Net favorable (unfavorable) prior year reserve development impacting the Company's results of operations	350	281	428
Personal Insurance [Member]
Liability for claims and claim adjustment expense
Net favorable (unfavorable) prior year reserve development impacting the Company's results of operations	$ (3)	$ 328	$ 166